TAXES ON INCOME (Schedule of Taxes on Income) (Current and Deferred) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current	$ 57,549	$ 57,174	$ 47,318
Deferred	(30,172)	(70,805)	(25,906)
Taxes on income	27,377	(13,631)	21,412
Domestic Country [Member]
Current	34,370	22,808	27,932
Deferred	(4,423)	4,865	165
Taxes on income	29,947	27,673	28,097
Foreign Country [Member]
Current	23,179	34,366	19,386
Deferred	(25,749)	(75,670)	(26,071)
Taxes on income	$ (2,570)	$ (41,304)	$ (6,685)